Fair Value Measurement (Details) - Schedule of Fair Value Hierarchy - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liabilities	$ 5,383	$ 14,291
Level 1 Inputs [Member]
Fair Value Measurement (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liabilities
Level 2 Inputs [Member]
Fair Value Measurement (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liabilities
Level 3 Inputs [Member]
Fair Value Measurement (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liabilities	$ 5,383	$ 14,291